Benefit Plans - Summary of Fair Value Of Pension Assets Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Pension assets	$ 5,479	$ 7,521
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets	5,206	7,404
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets	$ 273	$ 117